Average Annual Total Returns - MyDestination 2045 Fund	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Ten Years	Institutional before taxes Since Inception	Institutional before taxes Inception Date	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Ten Years	Investor before taxes Since Inception	Investor before taxes Inception Date	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Five Years		Investor After Taxes on Distributions Ten Years		Investor After Taxes on Distributions Since Inception		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Five Years		Investor after taxes on distributions and sale of Fund shares Ten Years		Investor after taxes on distributions and sale of Fund shares Since Inception		Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) One Year	Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) Five Years	Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) Ten Years	Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) One Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Five Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Ten Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) One Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Five Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Ten Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes) One Year	MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes) Five Years	MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes) Ten Years	MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.06%			11.32%	May 01, 2017	13.80%	11.33%	8.77%	5.81%	Dec. 29, 2006	13.13%	[1]	10.12%	[1]	7.23%	[1]	4.56%	[1]	8.58%	[1]	8.72%	[1]	6.68%	[1]	4.31%	[1]	3.15%	1.91%	1.31%	2.14%	7.49%	4.43%	3.84%	4.50%	20.83%	15.41%	13.78%	9.58%	10.62%	8.91%	4.91%	3.48%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.